Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Advertising Expense	$ 2,812	$ 13,439
Building [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Automobiles [Member]
Property, Plant and Equipment, Useful Life (Year)	4 years